Land, furniture and equipment - Net: Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Land, furniture and equipment:
Depreciation expense	$ 88,497	$ 72,250	$ 60,687
Depreciation expense right-of-use assets	7,146	2,583
Mexico
Land, furniture and equipment:
Depreciation expense right-of-use assets	7,146	3,583	6,340
Puerto Rico (Aerostar)
Land, furniture and equipment:
Depreciation expense right-of-use assets	0	0	0
Aerostar
Land, furniture and equipment:
Depreciation expense	73,979	59,090	48,514
Airplan
Land, furniture and equipment:
Depreciation expense	$ 544	$ 710	$ 613